Huber Capital Mid Cap Value Fund
Huber Capital Mid Cap Value Fund
May 2, 2016

Huber Capital Mid Cap Value Fund

(the “Fund”)

A series of Advisors Series Trust

(the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2016

Effective April 1, 2016, the Fund’s shareholder servicing plan fees for the Investor Class are reduced to 0.15%.  In addition, the expense limitation agreement between the Trust, on behalf of the Fund, and Huber Capital Management, LLC for Investor Class shares is revised as reflected below.

•	The Fees and Expenses table on page 1 of the Summary Prospectus and page 16 of the Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Huber Capital Mid Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Huber Capital Mid Cap Value Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)		4.31%	4.26%
Shareholder Servicing Plan Fee		0.15%	0.10%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		5.57%	5.27%
Less: Fee Waiver	[3]	(4.16%)	(4.16%)
Total Annual Fund Operating Expenses After Fee Waiver		1.41%	1.11%
[1]	The Mid Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" may accrue up to 0.25% of average daily net assets of average daily net assets of the Institutional Class shares; however, the accrual fee is currently set at 0.00% through at least April 1, 2017, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are the indirect costs of investing in other investment companies.
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.40% of the average daily net assets of the Investor Class and 1.10% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least April 1, 2017, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

•	The Fund’s Expense Example table on page 1 of the Summary Prospectus and page 16 of the Prospectus is deleted and replaced with the following:

Expense Example - Huber Capital Mid Cap Value Fund - USD ($)	1 Year	3 Years
Investor Class	144	1,291
Institutional Class	113	1,205